Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2015 Employee Stock Purchase Plan Common Stock, $0.0001 par value per share
Amount Registered | shares	880,000
Proposed Maximum Offering Price per Unit	178.38
Maximum Aggregate Offering Price	$ 156,974,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,678.16
Offering Note	a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Registrant's common stock, par value $0.0001 per share (the "Common Stock"), that become issuable under the Registrant's 2015 Employee Stock Purchase Plan (the "2015 ESPP"), as a result of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase to the number of outstanding shares of Registrant's Common Stock, as applicable. Common Stock issuable under the 2015 ESPP were previously registered on Registration Statements on July 2, 2015 (File No. 333-205441), March 24, 2016 (File No. 333-210374), March 16, 2017 (File No. 333-216747), March 19, 2018 (File No. 333-223751), March 15, 2019 (File No. 333-230324), March 4, 2020 (File No. 333-236873), March 2, 2021 (File No. 333-253785), February 25, 2022 (File No. 333-263052), February 28, 2023 (File No. 333-270171) , March 1, 2024 (File No. 333-277562), and February 28, 2025 (File No. 333-285457). b. Represents 880,000 shares of Common Stock reserved for issuance under the 2015 ESPP. c. This estimate is made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price of the Additional 2015 ESPP Shares are based upon the average of the high and low prices of the Common Stock on February 24, 2026, as reported on the Nasdaq Global Select Market, which date is within five (5) business days prior to the filing of this Registration Statement, multiplied by 85%, which is the percentage of the price per share applicable to grantees under the 2015 ESPP. d. The Registrant does not have any fee offsets.